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April 23, 2004
                                                              Clair E. Pagnano
VIA EDGAR                                                     617.261.3246
                                                              Fax:  617.261.3175
Securities and Exchange Commission                            cpagnano@kl.com
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re: Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund Registration Statement on Form N-2 (333-113177; 811-21519)

Dear Mr. Di Stefano:

      Transmitted electronically with this letter for filing pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund (the "Fund") is Pre-Effective Amendment No. 3 to the Fund's registration statement on Form N-2 relating to Registrant's initial issuance of common shares of beneficial interest, par value $.01 per share ("Pre-Effective Amendment No. 3"). In connection with this Pre-Effective Amendment No. 3, the Fund is registering 20,000,000 shares of beneficial interest, per value of $.01 per share ("Shares"), under the Securities Act of 1933, as amended, pursuant to a registration statement on form N-2 (File No. 333-113177), as amended ("Registration Statement"), in the amounts set forth under "Amount Being Registered" on the facing page of the Registration Statement.

      Thank you for your letter transmitting your comments concerning the Registration Statement on Form N-2 for the Fund filed with the Securities and Exchange Commission ("SEC") on March 1, 2004. For your convenience of reference, we have restated each of your comments below followed by the Fund's response. We have the following responses. As we discussed, and as indicated below, a number of these comments have been addressed in Pre-Effective Amendment No. 1 to the Fund's Registration Statement) filed with the Commission on March 11, 2004 and in Pre-Effective Amendment No. 2 to the Fund's Registration Statement filed with the Commission on March 25, 2004. The remaining responses are addressed in this Pre-Effective Amendment No. 3.

      Included with this Pre-Effective Amendment No. 3, both the underwriters and the Fund formally request acceleration of effectiveness of the Registration Statement to 2:00 p.m. on this Monday, April 26, 2004.

    BOSTON - DALLAS - HARRISBURG - LOS ANGELES - MIAMI - NEWARK - NEW YORK -
                    PITTSBURGH - SAN FRANCISCO - WASHINGTON
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Securities and Exchange Commission
April 23, 2004
Page 2



PROSPECTUS

GENERAL

      COMMENT: We note that portions of the filing are incomplete. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any further pre-effective amendments.

      RESPONSE: The Fund understands this comment. All proposed responses to your comments are provided herein and detailed in the enclosed marked portions of the Registration Statement.

      COMMENT: Please inform the staff of the information the Fund proposes to omit from the final pre-effective amendment pursuant to Rule 430A under the Securities Act.

      RESPONSE: The Fund intends only to omit certain pricing information from Pre-Effective Amendment No. 3. This would include the total number of shares sold, the total proceeds of the offering, the total sales loads paid and the allocation of shares sold among the several underwriters. This information will be omitted, as it will not be known at the time of filing. Per standard underwriting procedures, definitive "sizing" of the offering will take place within a day or two of the date the Registration Statement is declared effective. The Fund intends to file pursuant to Rule 497(h) a definitive prospectus and SAI containing any omitted information in compliance with the requirements of Rule 430A.

      COMMENT: Please do not use capital letters only for large blocks of text; use lower case letters where normally appropriate. See Rule 421 under the Securities Act.

      RESPONSE: As discussed in prior telephone conversations, the EDGAR system converts bolded lettering into capitals that appear in normal case in the WORD and printed versions of the prospectus.

COVER

      COMMENT: Since the Fund's underwriters will receive an over-allotment option, please present maximum-minimum information in the price table or in a note thereto. See Item 1.1.g of Form N-2.

      RESPONSE: The Fund believes that the price table in its current form is fully responsive to Item 1.1g of Form N-2. This table contains a line item providing full information in the absence of any exercise of the over-allotment option (i.e., the minimum offering size) and another line item immediately below that providing full information assuming full exercise (i.e., the maximum offering size) of the overallotment option. The
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Securities and Exchange Commission
April 23, 2004
Page 3


Fund notes that this is a standard format that has been used in substantially identical form for many years in closed-end offerings without objection by the staff, including in several recent Eaton Vance closed-end fund offerings. In particular, the Fund notes that the same comment was received in connection with the Eaton Vance Tax-Advantaged Global Dividend Income Fund and the staff agreed that the price table could remain in this format.

      COMMENT: Since the underwriters will receive additional compensation from the adviser, please disclose the amount of consideration paid by the adviser to the underwriters in the second column of the price table, and provide a brief description of the arrangement in a footnote. See Instruction 2 to Item 1.1.g. of Form N-2.

      RESPONSE: It is our understanding that similar comments made by the staff have been addressed in other recent offerings through the insertion of a footnote. The Fund proposes to add the following footnote to the price table, which is substantially identical to those included in these other recent offerings:

            "(1) EATON VANCE (NOT THE FUND) WILL PAY CERTAIN ADDITIONAL COMPENSATION TO QUALIFYING UNDERWRITERS. SEE "UNDERWRITING." EATON VANCE (NOT THE FUND) WILL PAY UBS SECURITIES LLC FOR SERVICES PROVIDED PURSUANT TO A SHAREHOLDER SERVICING AGREEMENT BETWEEN UBS SECURITIES LLC AND EATON VANCE. SEE "SHAREHOLDER SERVICING AGENT, CUSTODIAN AND TRANSFER AGENT." THE TOTAL AMOUNT OF THE FOREGOING PAYMENTS WILL NOT EXCEED 4.5% OF THE AGGREGATE INITIAL OFFERING PRICE OF THE COMMON SHARES OFFERED HEREBY."

      COMMENT: If an underwriter is also the shareholder servicing agent, include in the table all consideration paid to the underwriter under the shareholder servicing agreement.

      RESPONSE: As in the case of the immediately preceding comment, it is our understanding that similar comments made by the staff have been addressed in other recent offerings through the insertion of a footnote. The Fund believes the footnote as proposed above responds to this comment. Please see above proposed footnote.

      COMMENT: Please confirm that the pricing table and explanatory disclosure will be located on the outside front cover of the prospectus. See Item 1.1.g. of Form N-2.

      RESPONSE: The subject disclosure appeared in a prominent place on the outside cover page in the Pre-Effective Amendments and will remain in such place in Pre-Effective Amendment No. 3.

      COMMENT: Please define "real" as used in the term "real after-tax total return."
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Securities and Exchange Commission
April 23, 2004
Page 4



      RESPONSE: The term "real" was deleted in Pre-Effective Amendment No. 1. The sentence now reads:

      "THE FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE A HIGH LEVEL OF AFTER-TAX TOTAL RETURN."

      COMMENT: The disclosure indicates that returns earned by common shareholders who purchase shares in this offering and sell them below net asset value "will be reduced." Please revise this disclosure to state affirmatively that shareholders who purchase in the initial public offering of the Fund's are subjected to the risk of the Fund trading at a discount. See Item 1.i. of Form N-2.

      RESPONSE: The Fund proposes to make the following change to that disclosure to read as follows:

            "BECAUSE THE FUND IS NEWLY ORGANIZED, ITS COMMON SHARES HAVE NO HISTORY OF PUBLIC TRADING. THE SHARES OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THE RETURNS EARNED BY HOLDERS OF THE FUND'S COMMON SHARES ("COMMON SHAREHOLDERS") WHO PURCHASE THEIR SHARES IN THIS OFFERING AND SELL THEIR SHARES BELOW NET ASSET VALUE WILL BE REDUCED."

      The Fund believes this proposed revised disclosure fully conforms to the requirements of Item 1.i of Form N-2 and note that this proposed language matches that used in several recent Eaton Vance offerings without objection by the staff -- most recently in the offering of the Eaton Vance Tax-Advantaged Dividend Income Fund.

      COMMENT: Please disclose that interest rates are now at or near historical lows. Also disclose the impact of rising interest rates on the value of the Fund's holdings, and the risks of employing leverage in a time of rising interest rates.

      RESPONSE: The Fund proposes to add the following to the inside front cover of the Prospectus:

            "INTEREST RATES ARE CURRENTLY AT OR NEAR HISTORICAL LOWS. TO THE EXTENT THE FUND INVESTS IN PREFERRED STOCKS AND FIXED-RATE DEBT SECURITIES THE NET ASSET VALUE AND THE PRICE OF THE COMMON SHARES MAY DECLINE IF MARKET INTEREST RATES RISE. FURTHERMORE, A RISE IN MARKET INTEREST RATES MAY INCREASE THE COSTS ASSOCIATED WITH THE USE OF LEVERAGE."

INVESTMENT OBJECTIVE AND POLICIES

      COMMENT: Please disclose in this section whether the Fund's policy of investing at least 80% of its total managed assets in dividend-paying common and preferred stocks eligible to pay tax-advantaged dividends is non-fundamental, and, if so, that it may be changed
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Securities and Exchange Commission
April 23, 2004
Page 5


without shareholder approval, but that shareholders will be given at least 60 days notice of any such change.

      RESPONSE: Disclosure that this policy is non-fundamental but may only be changed upon 60 days prior written notice to shareholders is included in the body of the prospectus under "Investment objective, policies and risks -- General composition of the Fund." The recent offering of Eaton Vance Tax-Advantaged Global Dividend Income Fund also included this disclosure only in the body of the prospectus. The Fund believes that this approach fully conforms with the requirements of the Form and does not believe that it is necessary to duplicate all information found in the body in the summary section.

      COMMENT: Please disclose that the lowest grade of investment-grade securities have speculative characteristics.

      RESPONSE: The Fund proposes to add the following sentence in the second paragraph in the prospectus summary under "Investment Objective and Policies" and in the body of the prospectus in the "Investment objective, policies and risk" section in the second paragraph under "General composition of the Fund."

            "SECURITIES RATED IN THE LOWEST INVESTMENT GRADE RATING (BBB- OR
BAA3) MAY HAVE CERTAIN SPECULATIVE CHARACTERISTICS."

      COMMENT: Please define the term "hard assets" as it is used in this section of the disclosure.

      RESPONSE: Disclosure relating to the definition of "hard assets" was added in Pre-Effective Amendment No. 1 and further clarified in Pre-Effective Amendment No. 2. The disclosure now reads as follows and the Fund believes this fully responds to the above comment:

            "EATON VANCE BELIEVES THAT, DURING PERIODS OF HIGH OR RISING CONCERN ABOUT INFLATION, INVESTMENTS IN COMMON STOCKS OF CERTAIN TYPES OF ISSUERS WHOSE BUSINESSES ARE RELATED TO "HARD ASSETS" ("HARD ASSET STOCKS") CAN SUPPORT THE FUND'S OBJECTIVE TO ACHIEVE HIGH AFTER-TAX TOTAL RETURN. THE VALUE OF SUCH BUSINESSES AND HENCE THEIR COMMON STOCK PRICES NORMALLY APPRECIATE IN HIGHER INFLATIONARY ENVIRONMENTS. HARD ASSET STOCKS MAY INCLUDE THOSE OF ISSUERS WHOSE BUSINESSES ARE RELATED TO ENERGY, OTHER NATURAL RESOURCES AND REAL ESTATE. REFLECTING EATON VANCE'S CURRENT OUTLOOK ON INFLATION, THE FUND EXPECTS INITIALLY TO INVEST APPROXIMATELY 30%-40% OF ITS TOTAL MANAGED ASSETS IN HARD ASSET STOCKS."

      COMMENT: Please state the extent to which the Fund will invest in the securities of issuers in any single industry.
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Securities and Exchange Commission
April 23, 2004
Page 6



      RESPONSE: The Fund directs the staff's attention to the "Prospectus summary" section under the heading "Investment Objective and Policies," the first sentence of the sixth paragraph states the following:

            "THE FUND MAY NOT INVEST 25% OR MORE OF ITS TOTAL MANAGED ASSETS IN THE SECURITIES OF ISSUERS IN ANY SINGLE INDUSTRY."

      This disclosure is identical to that agreed to by the staff in response to the same comment received in the recent offering of Eaton Vance Tax-Advantaged Global Dividend Income Fund. Therefore, we believe the existing disclosure addresses the comment.

      COMMENT: Please disclose the Fund's anticipated normal percentages of assets invested in domestic and foreign securities.

      RESPONSE: The Fund directs the staff's attention to the disclosure found in "Prospectus summary" section under the heading "Investment Objective and Policies" that states the following:

            "UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST AT LEAST 25% OF ITS TOTAL MANAGED ASSETS IN THE SECURITIES OF U.S. ISSUERS AND AT LEAST 35% OF ITS TOTAL MANAGED ASSETS IN THE SECURITIES OF ISSUERS LOCATED IN COUNTRIES OTHER THAN THE UNITED STATES ("NON-U.S. ISSUERS"). THIS MEANS, AT TIMES, THE FUND MAY INVEST UP TO 65% OF ITS TOTAL MANAGED ASSETS IN SECURITIES OF U.S. ISSUERS AND, AT OTHER TIMES, THE FUND MAY INVEST UP TO 75% OF ITS TOTAL MANAGED ASSETS IN SECURITIES OF NON-U.S. ISSUERS. INITIALLY, THE FUND INTENDS TO INVEST APPROXIMATELY 45%-55% OF ITS TOTAL MANAGED ASSETS IN NON-U.S. ISSUERS. THE FUND MAY INVEST UP TO 15% OF ITS TOTAL MANAGED ASSETS IN ISSUERS LOCATED IN EMERGING MARKET COUNTRIES. UNDER NORMAL MARKET CONDITIONS, THE FUND WILL INVEST IN ISSUERS LOCATED IN AT LEAST THREE COUNTRIES, INCLUDING THE UNITED STATES."

      COMMENT: Please disclose and describe the "other market sectors" in which the Fund will invest in the event of a change in market conditions. Also describe the risks of investing in the other market sectors.

      RESPONSE: At this time it is not known what other specific market sectors the Fund would invest in should market conditions change. Additionally, the Fund would not invest 25% or more of its assets in such sectors. The Fund believes that it would not be appropriate to include specific risk disclosure on industries or sectors which are not known at this time and in which the Fund would never invest 25% or more of its total managed assets.

      COMMENT: The disclosure indicates the Fund may leverage through borrowing, yet the fee table contains no information regarding the costs of any such borrowing. Please clarify whether the Fund will use debt for leverage. In the event the Fund intends to use debt
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Securities and Exchange Commission
April 23, 2004
Page 7


for leverage, include the expenses associated with interest payments on the borrowed funds in the fee table. Also, disclose the maximum percentage of total assets the Fund will borrow.

      RESPONSE: The Fund added such disclosure in Pre-Effective Amendment No. 1 and further clarified such disclosure in Pre-Effective Amendment No. 2. The fee table now contains the requested information, including a specific line item reflecting anticipated interest payments.

      COMMENT: Please disclose that the provisions of the Internal Revenue Code applicable to tax-advantaged dividends are new, largely uninterpreted, and subject to change with retroactive effect.

      RESPONSE: The Fund directs the staff's attention to the second to last paragraph under the heading "Distributions - Federal Income Tax Matters" in the body of the prospectus:

      "FINALLY, THE TAX ACT WAS ONLY RECENTLY ENACTED, AND ITS APPLICATION IS SUBJECT TO INTERPRETATION BY AND GUIDANCE FROM THE TREASURY DEPARTMENT AND THE IRS AND SUBJECT TO CHANGE WITH RETROACTIVE EFFECT."

      This disclosure is identical to the disclosure found in the Eaton Vance Tax-Advantaged Global Dividend Income Fund, which was added in response to the same comment received on that offering and which the staff reviewed and approved. We believe the current disclosure adequately addresses the staff's comment.

      COMMENT: Please advise us supplementally whether the Fund will concentrate its assets in a group of industries (sector).

      RESPONSE: The Fund does not intend to concentrate (that is invest 25% or more of its total managed assets) in a group of industries. The Fund anticipates making significant investments in certain larger economic segments. Such larger economic segments encompass numerous industries. However, the Fund does not believe such larger economic segments constitute a specific and identifiable group of industries for purposes of purposes of a concentration policy. The Fund notes that the prospectus includes detailed descriptions of the economic segments in which the Fund anticipates making substantial investments, including related risk disclosures.

      COMMENT: Please disclose any limitations on the extent to which the Fund may invest in junk securities.

      RESPONSE: The initial Registration Statement contained the following statement as the second to last sentence in the summary section under the heading "Special Risk Considerations -- Non-investment grade securities risk" and as the fourth sentence of the
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Securities and Exchange Commission
April 23, 2004
Page 8


second paragraph in the body of the prospectus under the heading "Investment objective, policies and risks - Primary Investment Policies - General composition of the Fund." The Fund believes that this statement fully addresses the staff's comment:

      "THE FUND WILL NOT INVEST MORE THAN 10% OF ITS TOTAL MANAGED ASSETS IN PREFERRED STOCKS AND BONDS OF BELOW INVESTMENT GRADE QUALITY."

      COMMENT: Please clarify that in addition to investing in stocks that pay tax-advantaged dividends, the Fund may also invest up to 20% of its assets in securities generating fully taxable ordinary income.

      RESPONSE: The initial Registration Statement contained the following statement which appears immediately after the statement of the Fund's 80% tax-advantaged dividend policy in the summary and the body of the prospectus:
This disclosure is identical to the disclosure found in the Eaton Vance Tax-Advantaged Global Dividend Income Fund, which was added in response to the same comment received on that offering and which the staff reviewed and approved. We believe the current disclosure adequately addresses the staff's comment.

            "THE REMAINDER OF THE FUND'S PORTFOLIO MAY BE INVESTED IN STOCKS AND OTHER INVESTMENTS THAT PAY DISTRIBUTIONS TAXABLE FOR FEDERAL INCOME TAX PURPOSES AT RATES APPLICABLE TO ORDINARY INCOME."

      COMMENT: Since the Fund will not invest more than 15% in illiquid securities, please delete the disclosure stating the ability of closed-end funds to invest in illiquid securities is greater than that of open-end funds.

      RESPONSE: The disclosure has been removed.

LEVERAGE

      COMMENT: Please advise us supplementally whether any decision by the advisor to leverage must be approved by the Board.

      RESPONSE: Any proposed offering of auction preferred shares will be reviewed and approved by the Fund's Board as will the terms and conditions of any commercial paper program or credit facility arrangement entered into by the Fund.

EFFECTS OF LEVERAGE

      COMMENT: In the prospectus summary, please disclose specifically that preferred shareholders do not pay advisory fees, and that common shareholders bear the share of the advisory fee derived from the assets purchased with the proceeds of the preferred offering.
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Securities and Exchange Commission
April 23, 2004
Page 9



      RESPONSE: The following will be added to the second paragraph in the summary section under the heading "Special Risk Considerations -- Effects of leverage"

            "IN THIS REGARD, HOLDERS OF PREFERRED SHARES DO NOT BEAR THE INVESTMENT ADVISORY FEE. RATHER, COMMON SHAREHOLDERS BEAR THE PORTION OF THE INVESTMENT ADVISORY FEE ATTRIBUTABLE TO THE ASSETS PURCHASED WITH THE PROCEEDS OF THE PREFERRED SHARES OFFERING."

      COMMENT: Supplementally, please advise us how the Fund and adviser calculate "total assets" for the purpose of calculating the advisory fee. Specifically, with respect to derivatives, are notional amounts, or actual dollars invested, used?

      RESPONSE: As described in the prospectus, the advisory fee charged to the Fund is calculated as a percentage of the Fund's "gross assets." For this purpose, "gross assets" means all of the assets shown on the Fund's balance sheet and all of the ordinary liabilities shown on the Fund's balance sheet but excludes the amount of principal owed on borrowings for investment leverage and/or the liquidation preference of any preferred shares. In other words, the fee is charged against the Fund's leveraged asset value as reflected in the fee table and discussed in the various prospectus sections discussing leverage.

      Regarding derivatives, the "notional value" of derivative investments is not included in this calculation because it is not a balance sheet asset. Under applicable accounting standards, certain types of open derivatives positions would be reflected in terms of actual cash invested as suggested in your comment. For example, the value of cash margin paid on a futures contract would appear but not the open notional value of the contract.

      SECTOR RISK

      COMMENT: Please disclose here the risks attendant with investing in the natural resources and energy sectors. Also, please disclose the risk of inflation to the real estate and natural resources sectors.

      RESPONSE: The following will be added to the sub sections detailed below in the summary section under the heading "Special Risk Considerations -- Sector Risk"

            Energy: "THE ENERGY INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY FLUCTUATIONS IN ENERGY PRICES AND SUPPLY AND DEMAND OF ENERGY FUELS, ENERGY CONSERVATION, THE SUCCESS OF EXPLORATION PROJECTS, AND TAX AND OTHER GOVERNMENT REGULATIONS. THE ENERGY SERVICE INDUSTRY CAN BE SIGNIFICANTLY AFFECTED BY THE SUPPLY OF AND DEMAND FOR SPECIFIC PRODUCTS OR SERVICES, THE SUPPLY OF AND DEMAND FOR OIL AND GAS, THE PRICE OF OIL AND GAS, EXPLORATION AND PRODUCTION SPENDING, GOVERNMENT REGULATION, WORLD EVENTS, AND ECONOMIC CONDITIONS."
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Securities and Exchange Commission
April 23, 2004
Page 10



            Raw materials: "THE RAW MATERIALS SECTOR WILL BE SUBJECT TO THE RISK THAT THE PRICES OF THESE SECURITIES MAY FLUCTUATE WIDELY DUE TO THE LEVEL AND VOLATILITY OF COMMODITY PRICES, THE EXCHANGE VALUE OF THE DOLLAR, IMPORT CONTROLS, WORLDWIDE COMPETITION, LIABILITY FOR ENVIRONMENTAL DAMAGE, DEPLETION OF RESOURCES, AND MANDATED EXPENDITURES FOR SAFETY AND POLLUTION CONTROL DEVICES. RAW MATERIAL INDUSTRIES CAN BE SIGNIFICANTLY AFFECTED BY EVENTS RELATING TO INTERNATIONAL POLITICAL AND ECONOMIC DEVELOPMENTS, ENERGY CONSERVATION, THE SUCCESS OF EXPLORATION PROJECTS, AND TAX AND OTHER GOVERNMENT REGULATIONS. THE VALUE OF INVESTMENTS IN THE RAW MATERIALS SECTOR MAY BE AVERSELY AFFECTED BY A CHANGE IN INFLATION."

Real estate: "THE RISKS INVOLVED IN INVESTING IN THE SECURITIES OF COMPANIES IN THE REAL ESTATE SECTOR ("REAL ESTATE COMPANIES") AND REITS INCLUDE (AMONG OTHERS) THE RISKS THAT (I) VALUES OF REAL ESTATE COMPANIES MAY FALL BECAUSE OF THE FAILURE OF BORROWERS TO PAY THEIR LOANS OR BECAUSE OF POOR MANAGEMENT; (II) PROPERTY VALUES MAY FALL DUE TO INCREASING VACANCIES OR DECLINING RENTS RESULTING FROM ECONOMIC, LEGAL, CULTURAL OR TECHNOLOGICAL DEVELOPMENTS; AND
(III) REAL ESTATE COMPANIES AND REITS THAT UTILIZE LEVERAGE MAY INCREASES THEIR INVESTMENT RISK WHICH COULD ADVERSELY AFFECT MARKET VALUES IN PERIODS OF RISING INTEREST RATES. SINCE INTEREST RATES ARE AT OR NEAR HISTORICAL LOWS, IT IS LIKELY THAT THEY WILL RISE IN THE NEAR FUTURE. OTHER FACTORS SUCH AS LACK OF ADEQUATE INSURANCE OR ENVIRONMENTAL ISSUES MAY CONTRIBUTE TO THE RISKS INVOLVED IN A REAL ESTATE INVESTMENT. THE VALUE OF INVESTMENTS IN THE REAL ESTATE SECTOR MAY BE AVERSELY AFFECTED BY A CHANGE IN INFLATION."

DERIVATIVES RISK

      COMMENT: Please disclose here or in the Objectives and Policies section the percentage of Fund assets to be invested in derivatives.

      RESPONSE: The Fund proposes to add the following to appear in the fifth paragraph in the Summary section under the heading "Investment Strategy" and as a separate third paragraph under the heading "Investment objective, policies and risks -- Primary Investment Policies -- Tax-managed investing" in the body of the prospectus.

"THE FUND MAY INVEST UP TO 20% OF ITS TOTAL MANAGED ASSETS IN DERIVATIVE INSTRUMENTS ACQUIRED FOR HEDGING, RISK MANAGEMENT AND INVESTMENT PURPOSES (TO GAIN EXPOSURE TO SECURITIES, SECURITIES MARKETS, MARKETS INDICES AND/OR CURRENCIES CONSISTENT WITH ITS INVESTMENT OBJECTIVE AND POLICIES), PROVIDED THAT NO MORE THAN 10% OF THE FUND'S TOTAL MANAGED ASSETS MAY BE INVESTED IN SUCH DERIVATIVE INSTRUMENTS ACQUIRED FOR SPECULATIVE PURPOSES."
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Securities and Exchange Commission
April 23, 2004
Page 11


SUMMARY OF FUND EXPENSES

      COMMENT: Since the Fund plans to issue preferred shares, please include the costs of that offering, currently found in footnote 2, in the appropriate line item of the fee table.

      RESPONSE: The costs of issuing preferred shares as denoted in footnote 2 has been added to the line item "Expense borne by the Fund" in the "Summary of Fund Expenses."

      COMMENT: Please insert the word "Less" at the beginning of the fee table line item "Fee and expense reimbursements (years 1-5)."

      RESPONSE: The requested change has been made and will appear in Pre-Effective Amendment No. 3.

      COMMENT: Please file the expense reimbursement contract referenced in footnote 5 to the fee table as an exhibit to a pre-effective amendment to the registration statement.

      RESPONSE: This document was filed as an Exhibit (g)(2) to Pre-Effective Amendment No. 2.

      COMMENT: In footnote 6 of the fee table, the terms "total assets," "gross assets," and "net assets" appear to have the same meaning. Please clarify.

      RESPONSE: This description is substantially identical to that included in all other recent Eaton Vance closed-end fund offerings. The expense limitation is based upon the Fund's total assets, which as indicated in the note is the same as the Fund's gross assets. However, the effect of the expense limitation is to reduce the Total expenses attributable to attributable to common shares as a percentage of net assets as required by the Form. In the absence of leverage, total assets and net assets attributable to common shares are the same and the reimbursement therefore results in fee table reduction in the precise amount of the expense reimbursement (i.e., 0.20% in year 1). However, when leverage is utilized total assets and net assets attributable to commons shares are not the same and the effect of the expense limitation is grossed up in the same manner as the other line items in the version of the fee table reflecting the leveraging of the Fund. In order to clarify this disclosure, the Fund will eliminate the parenthetical reference to "gross assets" and make certain other changes as reflected below in the remainder of the footnote.

            "EATON VANCE HAS CONTRACTUALLY AGREED TO REIMBURSE THE FUND FOR FEES AND OTHER EXPENSES IN THE AMOUNT OF 0.20% OF AVERAGE TOTAL ASSETS OF THE FUND FOR THE FIRST 5 FULL YEARS OF THE FUND'S OPERATIONS, 0.15% OF THE AVERAGE TOTAL ASSETS FOR THE FUND IN YEAR 6, 0.10% IN YEAR 7 AND 0.05% IN YEAR 8. FOR THIS PURPOSE, TOTAL ASSETS SHALL BE CALCULATED BY DEDUCTING ACCRUED LIABILITIES OF THE FUND NOT INCLUDING THE AMOUNT OF ANY PREFERRED SHARES OUTSTANDING OR THE PRINCIPAL AMOUNT OF ANY INDEBTEDNESS FOR MONEY
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Securities and Exchange Commission
April 23, 2004
Page 12


BORROWED. WITHOUT THE REIMBURSEMENT, TOTAL ANNUAL EXPENSES WOULD BE ESTIMATED TO BE 1.68% OF AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO COMMON SHARES (OR, ASSUMING NO ISSUANCE OF PREFERRED SHARES OR BORROWINGS, 0.99% OF AVERAGE DAILY NET ASSETS ATTRIBUTABLE TO COMMON SHARES). EATON VANCE MAY VOLUNTARILY REIMBURSE ADDITIONAL FEES AND EXPENSES BUT IS UNDER NO OBLIGATION TO DO SO. ANY SUCH VOLUNTARY REIMBURSEMENTS MAY BE TERMINATED AT ANY TIME."

      COMMENT: Does the Fund's adviser have the ability to recoup fee and expense reimbursements from the Fund? If so, please disclose the material terms of the adviser's right to recoup. Please note that we may have further comments after reviewing any such disclosure.

      RESPONSE: The Adviser does not have the ability to recoup fee and expense reimbursements from the Fund, as such we believe no additional disclosure is required.

THE ADVISER

      COMMENT: Please disclose in this section the material terms of the fee waiver/reimbursement agreement between the adviser and the Fund.

      RESPONSE: The following sentences will be added in the second paragraph under the heading "Management of the Fund -- The Adviser" in the body of the prospectus:


            "EATON VANCE HAS CONTRACTUALLY AGREED TO REIMBURSE THE FUND FOR FEES AND OTHER EXPENSES IN THE AMOUNT OF 0.20% OF AVERAGE DAILY TOTAL ASSETS OF THE FUND FOR THE FIRST 5 FULL YEARS OF THE FUND'S OPERATIONS, 0.15% OF AVERAGE DAILY TOTAL ASSETS OF THE FUND IN YEAR 6, 0.10% IN YEAR 7 AND 0.05% IN YEAR 8. EATON VANCE MAY VOLUNTARILY REIMBURSE ADDITIONAL FEES AND EXPENSES BUT IS UNDER NO OBLIGATION TO DO SO. ANY SUCH VOLUNTARY REIMBURSEMENTS MAY BE TERMINATED AT ANY TIME."

STATEMENT OF ADDITIONAL INFORMATION

INVESTMENT RESTRICTIONS

      COMMENT: Please separate the disclosure of the Fund's concentration policy from the remainder of paragraph (8) of this section.

      RESPONSE: The Fund will separate the disclosure of the Fund's concentration policy as follows:
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Securities and Exchange Commission
April 23, 2004
Page 13



            "(9) INVEST 25% OR MORE OF ITS TOTAL ASSETS IN ANY SINGLE INDUSTRY OR GROUP OF INDUSTRIES (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES).


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

      COMMENT: This disclosure does not contain a reasonably detailed discussion of the material factors that formed the basis for the board of directors approving the investment advisory contract. Please include this information in the disclosure. See Instruction to Item 18.13 of Form N-2.

      RESPONSE: The disclosure in Pre-Effective Amendment No. 2 is substantially identical to the disclosure regarding this issue in the recent offering of Eaton Vance Tax-Advantaged Global Dividend Income Fund. That disclosure was significantly expanded in response to an identical staff comment for Eaton Vance Senior Floating-Rate Trust, another recent offering. The staff there indicated that it was satisfied with the revised disclosure. Accordingly, the Fund believes that this disclosure fully addresses the staff's comment and disagrees that Item 18.13 of Form N-2 requires additional disclosure.

      COMMENT: Please advise us supplementally whether the Board, in approving the investment advisory contract, considered the effective advisory fee rate paid by the common shareholders in the event the Fund offers preferred shares, or merely the contractual fee rate; and the adviser's Additional Compensation Agreement with qualifying underwriters. Also, please advise whether the NASD has passed on the terms of the underwriting agreement.

      RESPONSE: The Fund confirms that the Board in approving the investment advisory agreement, considered both the contractual investment advisory fee rate as well as the fact this fee would apply to all assets including assets purchased with the proceeds of any preferred shares issuance and that common shareholders would bear a higher effective fee rate in such event. The Fund further confirms that the Board considered the overall compensation arrangements to the Underwriters, including the additional compensation payments. It was explained noted that the underwriter compensation arrangements would be substantially identical to those in the recent offering of Eaton Vance Tax-Advantaged Global Dividend Income Fund. Finally, the Fund confirms that counsel to the underwriters has advised the Fund that the NASD has reviewed and passed on the terms of the Underwriting Agreement.

                                   * * * * * *

Securities and Exchange Commission
April 23, 2004
Page 14




      As agreed to in our telephone conversations, we believe that this submission fully responds to your comments. Please feel free to call me at any time at 617-261-3246. In my absence, please address any questions or concerns to Mark Goshko at 617-261-3163.

                                          Sincerely,


                                          Clair E. Pagnano